Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Revenues:
Revenues	$ 773.1	$ 232.4
Revenues - affiliates	167.2	491.9
Gain (loss) on derivative activity	0.2	(1.3)
Total revenues	940.5	723.0
Operating costs and expenses:
Purchased gas, NGLs, condensate and crude oil (1)	657.4	538.9
Operating expenses (2)	98.4	46.8
General and administrative (3)	41.9	15.3
Depreciation and amortization	91.3	48.5
Total operating costs and expenses	889.0	649.5
Operating income	51.5	73.5
Other income (expense):
Interest expense, net of interest income	(18.9)	(4.8)
Equity in income of equity investment	3.7	4.2
Other income (expense)	0.6	(0.7)
Total other expense	(14.6)	(1.3)
Income from continuing operations before non-controlling interest and income taxes	36.9	72.2
Income tax provision	(1.2)	(19.6)
Net income from continuing operations	35.7	52.6
Discontinued Operations:
Income from discontinued operations, net of tax	0	1.0
Discontinued operations, net of tax	0	1.0
Net income	35.7	53.6
Net income attributable to the non-controlling interest	0.1	0
Net income attributable to EnLink Midstream Partners, LP	35.6	53.6
Predecessor interest in net income (4)	0	35.5
General partner interest in net income	26.5	10.4
Limited partners’ interest in net income attributable to EnLink Midstream Partners, LP	9.0	7.7
Net Income (Loss) Allocated to Class C Partner	$ 0.1	$ 0
Net income attributable to EnLink Midstream Partners, LP per limited partners' unit:
Basic per common unit	$ 0.03	$ 0.03
Diluted per common unit	$ 0.03	$ 0.03